Subsequent Events (Notes)	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Events
On April 4, 2022, Peter Tassiopoulos resigned as our chief executive officer and as a member of our board of directors to explore other opportunities. In connection with his resignation, the Company and Mr. Tassiopoulos signed a separation and general release agreement dated April 4, 2022, pursuant to which Mr. Tassiopoulos will continue to receive healthcare benefits for a period of 12 months and will receive 2,000,000 restricted stock units which shall vest in full on July 4, 2022 (“Severance Benefits”). The payment of the Severance Benefits is in lieu of our obligation to pay Mr. Tassiopoulos the previously disclosed accrued benefits under his employment agreement dated August 15, 2019, as amended, including the Change of Control Payment and financing bonus (“M&A Fee”), as such terms are defined in Mr. Tassiopoulos' employment agreement. In addition, the Company has entered into a consulting agreement with Mr. Tassiopoulos dated April 4, 2022, with a term of 12 months and a retainer of $1.0 million (the “Consulting Agreement”). Pursuant to the Consulting Agreement, Mr. Tassiopoulos will continue to consult with the Company's management regarding the transition of the Company's business to digital currency and blockchain and will also assist the new chief executive officer transition into her new role within the Company.
On April 5, 2022, the Company granted an award of restricted stock units of 500,000 to the Company’s chief financial officer of the Company. The restricted stock units were recorded at fair value on the date of grant and were fully vested on April 12, 2022.
On April 8, 2022, the Company granted an award of restricted stock units of 655,000 to the Company’s new chief executive officer. The restricted stock units vest over a period of three years. In addition, the same executive was granted non-qualified stock options for the purchase of 750,000 common shares with an exercise price of $1.80, a vest period of three years, and a term of six years.
On April 12, 2022, the Company issued 1,350,000 unregistered common shares, with a fair value of $1.7 million, to Bluesphere Ventures Inc. for the purchase of 1,040,000 carbon offset credits to be delivered over the next 14 months.